International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.4%)
Adevinta ASA - Class B *	Norway	252,057	3,710
Alphabet, Inc. - Class A *	United States	4,400	9,075
Rightmove PLC *	United Kingdom	527,500	4,234
Safaricom, Ltd.	Kenya	16,324,600	5,434
Schibsted ASA - Class B *	Norway	152,799	5,466
Tencent Holdings, Ltd.	Cayman Islands	167,000	13,104

Total			41,023

Consumer Discretionary (8.1%)
Alibaba Group Holding, Ltd. *	Cayman Islands	38,000	1,075
Alibaba Group Holding, Ltd., ADR *	Cayman Islands	50,279	11,400
Autoliv, Inc. *	United States	44,500	4,130
Compass Group PLC *	United Kingdom	530,000	10,679
Deliveroo Holdings PLC *	United Kingdom	137,300	544
InterContinental Hotels Group PLC, ADR *	United Kingdom	80,884	5,573
LVMH Moet Hennessy Louis Vuitton SE	France	50,300	33,510
Naspers, Ltd. - Class N	South Africa	10,500	2,512
USS Co., Ltd.	Japan	324,000	6,332

Total			75,755

Consumer Staples (5.8%)
Clicks Group, Ltd.	South Africa	232,752	3,791
Nestle SA	Switzerland	426,569	47,542
PriceSmart, Inc.	United States	29,000	2,806

Total			54,139

Energy (0.4%)
Reliance Industries, Ltd.	India	15,000	411
Reliance Industries, Ltd. GDR	India	65,000	3,595

Total			4,006

Financials (13.8%)
AIA Group, Ltd.	Hong Kong	2,607,688	31,631
Deutsche Borse Aktiengesellschaft	Germany	48,500	8,059
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	265,500	15,621
Housing Development Finance Corp., Ltd.	India	122,663	4,201
Kotak Mahindra Bank, Ltd. *	India	150,000	3,602
London Stock Exchange Group PLC	United Kingdom	104,800	10,027
Marsh & McLennan Cos., Inc.	United States	111,823	13,620
Moody’s Corp.	United States	47,200	14,095
MSCI, Inc.	United States	34,600	14,507
S&P Global, Inc.	United States	38,400	13,550

Total			128,913

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)

Health Care (11.0%)
CSL, Ltd.	Australia	92,795	18,653
Dechra Pharmaceuticals PLC	United Kingdom	65,200	3,083
Hoya Corp.	Japan	162,200	19,051
ResMed, Inc.	United States	66,500	12,903
Roche Holding AG	Switzerland	111,652	36,083
Sanofi	France	65,700	6,491
UCB SA	Belgium	63,500	6,041

Total			102,305

Industrials (23.7%)
Airbus SE *	Netherlands	60,000	6,793
Assa Abloy AB - Class B	Sweden	725,300	20,845
Atlas Copco AB - Class A	Sweden	309,200	18,821
Auckland International Airport, Ltd. *	New Zealand	482,455	2,642
CAE, Inc. *	Canada	182,000	5,186
Canadian National Railway Co.	Canada	33,900	3,934
Canadian Pacific Railway, Ltd.	Canada	22,300	8,518
Edenred	France	148,800	7,772
Epiroc AB	Sweden	498,200	11,283
Experian PLC	Jersey	430,200	14,809
FANUC Corp.	Japan	71,200	16,838
Interpump Group SpA	Italy	135,400	6,825
KONE Oyj	Finland	117,700	9,615
Legrand SA	France	111,700	10,390
MISUMI Group, Inc.	Japan	496,300	14,411
Nabtesco Corp.	Japan	68,500	3,130
OSG Corp.	Japan	150,600	2,681
Recruit Holdings Co., Ltd.	Japan	420,600	20,516
Safran SA *	France	64,500	8,778
Schindler Holding AG	Switzerland	33,693	9,896
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,743
SHO-BOND Holdings Co., Ltd.	Japan	134,761	5,805
Vestas Wind Systems	Denmark	48,000	9,852

Total			221,083

Information Technology (25.0%)
Amadeus IT Group SA *	Spain	249,000	17,631
ASML Holding NV	Netherlands	92,000	55,778
Azbil Corp.	Japan	230,600	9,924
Black Knight, Inc. *	United States	52,500	3,884
Keyence Corp.	Japan	64,800	29,420
Lam Research Corp.	United States	24,500	14,583
Lasertec Corp.	Japan	58,900	7,724
Mastercard, Inc. - Class A	United States	51,750	18,426
NICE, Ltd., ADR *	United States	49,100	10,702
SAP SE	Germany	153,419	18,787
Spectris PLC	United Kingdom	160,500	7,362
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	733,000	15,080

International Growth Portfolio

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
Temenos AG	Switzerland	41,100	5,916
Visa, Inc. - Class A	United States	83,225	17,621

Total			232,838

Materials (5.2%)
CRH PLC, ADR	Ireland	200,900	9,438
Franco-Nevada Corp.	Canada	46,244	5,796
Linde PLC	Ireland	91,355	25,594
The Sherwin-Williams Co.	United States	10,900	8,044

Total			48,872

Real Estate (1.0%)
Vonovia SE	Germany	138,600	9,053

Total			9,053

Common Stocks (99.0%)	Country	Shares/ Par +	Value $ (000’s)
Telecommunication Services (0.6%)
Cellnex Telecom SA	Spain	95,100	5,476

Total			5,476

Total Common Stocks (Cost: $611,000)			923,463

Short-Term Investments (0.7%)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	United States	6,889,732	6,890

Total			6,890

Total Short-Term Investments (Cost: $6,890)			6,890

Total Investments (99.7%) (Cost: $617,889)@			930,353

Other Assets, Less Liabilities (0.3%)			2,330

Net Assets (100.0%)			932,683

Investments Percentage by Country is based on Net Assets:
United States	17.6%
Japan	14.6%
Switzerland	10.9%
France	7.2%
Netherlands	6.7%
Sweden	5.4%
Hong Kong	5.1%
Other	32.2%

Total	99.7%

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000’s)	USD Principal Amount Covered by Contract (000s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Citibank N.A.	CAD	477	379	4/5/21		$—	$	—p	$	—p
Buy	State Street Bank And Trust Company	EUR	97	113	4/6/21		—		—p		—p
Buy	Goldman Sachs Bank USA	GBP	535	738	4/7/21		—		—p		—p
Sell	Deutsche Bank AG	ZAR	2,695	182	4/6/21		—		(2)		(2)
Sell	Goldman Sachs Bank USA	ZAR	989	67	4/7/21		—p		—		—p

						$	—p		$(2)		$(2)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward			Forward
	Contracts	Swaps	Total	Contracts	Options	Swaps	Total

Total Over the Counter	—	—	—	$ (2)	—	—	$(2)
Derivatives

International Growth Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $617,889 and the net unrealized appreciation of investments based on that cost was $312,461 which is comprised of $317,093 aggregate gross unrealized appreciation and $4,632 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$923,463		$—	$—
Short-Term Investments	6,890		—	—
Other Financial Instruments^
Forward Currency Contracts	—		—p	—

Total Assets:	$930,353	$	—p	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—		(2)	—

Total Liabilities:	$—		$(2)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand